Option Activity - Baidu, Inc. (Detail) (Baidu, Inc., USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Baidu, Inc.
Options outstandng - Number of shares
Outstanding, December 31, 2011	71,999
Granted	171,488
Exercised	(33,041)
Forfeited/Cancelled	(875)
Expired	(233)
Outstanding, December 31, 2012	209,338
Vested and expected to vest at December 31, 2012	190,669
Exercisable at December 31, 2012	23,592
Options outstanding - Weighted-Average Exercise Price
Outstanding, December 31, 2011	$ 470.45
Granted	$ 1,094.80
Exercised	$ 259.60
Forfeited/Cancelled	$ 1,062.20
Outstanding, December 31, 2012	$ 1,013.10
Vested and expected to vest at December 31, 2012	$ 1,008.20
Exercisable at December 31, 2012	$ 525.20
Options outstanding - Weighted-Average Remaining Contractual Life (in years)
Outstanding, December 31, 2011	2 years 7 months 13 days
Outstanding, December 31, 2012	4 years 3 months 15 days
Vested and expected to vest at December 31, 2012	4 years 3 months 4 days
Exercisable at December 31, 2012	1 year 10 months 2 days
Options outstanding - Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2011	$ 51,539
Outstanding, December 31, 2012	16,264
Vested and expected to vest at December 31, 2012	15,843
Exercisable at December 31, 2012	$ 12,517